INVESTMENTS UNDER RESALE AGREEMENTS AND OBLIGATIONS UNDER REPURCHASE AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Investments Under Resale Agreements And Obligations Under Repurchase Agreements
Schedule of receivables from repurchase agreements and security borrowing

The Bank purchases financial instruments agreeing to resell them at a future date. As of December 31, 2018 and 2017, rights associated with instruments acquired under contracts to resell are as follows:

As of December 31,
	2018				2017
	From 1 day and less than 3 months	More than 3 months and less than 1 year	More than 1 year	Total	From 1 day and less than 3 months	More than 3 months and less than 1 year	More than 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Securities from the Chilean Government and the Chilean Central Bank
Chilean Central Bank Bonds	-	-	-	-	-	-	-	-
Chilean Central Bank Notes	-	-	-	-	-	-	-	-
Other securities from the Government and the Chilean Central Bank	-	-	-	-	-	-	-	-
Subtotal	-	-	-	-	-	-	-	-

Total	-	-	-	-	-	-	-	-

Schedule of selling financial instruments

The Bank raises funds by selling financial instruments and committing itself to buy them back at future dates, plus interest at a predetermined rate. As of December 31, 2018 and 2017, obligations related to instruments sold under repurchase agreements are as follows:

	As of December 31,
	2018				2017
	From 1 day to less than 3 months	More than 3 months and less than 1 year	More than 1 year	Total	From 1 day to less than 3 months	More than 3 months and less than 1 year	More than 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Securities from Chilean Government and the Chilean Central Bank:
Chilean Central Bank Bonds	48,307	-	-	48,307	-	-	-	-
Chilean Central Bank Notes	-	-	-	-	-	-	-	-
Other securities from the Government and the Chilean Central Bank	110	-	-	110	241,995	-	-	241,995
Subtotal	48,417	-	-	48,417	241,995	-	-	241,995
Instruments from other domestic institutions:	128	-	-	128
Time deposits in Chilean financial institutions					1,118	38	-	1,156
Subtotal	128	-	-	128	1,118	38	-	1,156
Instruments from other foreign institutions:
Securities from Government or foreign Central Banks	-	-	-	-	24,910	-	-	24,910
Subtotal	-	-	-	-	24,910	-	-	24,910

Total	48,545	-	-	48,545	268,023	38	-	268,061

Schedule of portfolio of collateral associated with repurchase agreements at fair value
Below is the detail by portfolio of collateral associated with repurchase agreements as of December 31, 2018 and 2017, valued at fair value:

	As of December 31,
	2018			2017
	Available for sale portfolio	Trading portfolio	Total	Available for sale portfolio	Trading portfolio	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Chilean Central Bank and Government securities:
Chilean Central Bank Bonds	49,040	-	49,040	-	-	-
Chilean Central Bank Notes	-	-	-	-	-	-
Other securities from the Government and the Chilean Central Bank	109	-	109	241,995	-	241,995
Subtotal	49,149	-	49,149	241,995	-	241,995
Other Chilean securities:
Time deposits in Chilean financial institutions	132	-	132	1,156	-	1,156
Subtotal	132	-	132	1,156	-	1,156
Instruments from other foreign institutions:
Securities from Government or foreign Central Banks	-	-	-	24,910	-	24,910
Subtotal	-	-	-	24,910	-	24,910

Total	49,281	-	49,281	268,061	-	268,061